INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Deferred tax assets:
Accruals and reserves	$ 8,503	$ 8,563
Tax basis in excess of financial basis for intangible and fixed assets	181	225
Net operating loss and capital loss carry forwards	466,801	468,132
Total gross deferred tax assets	475,485	476,920
Less: valuation allowance	(456,610)	(452,969)
Net deferred tax assets	18,875	23,951
Deferred tax liabilities:
Financial basis in excess of tax basis for intangible and fixed assets	(18,464)	(22,889)
Convertible debt	(1,342)	(1,595)
Total gross deferred tax liabilities	(19,806)	(24,484)
Net deferred tax liabilities	$ (931)	$ (533)